NORTHERN LIGHTS FUND TRUST

May 19, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Grant Park Multi Alternative Strategies Fund
Grant Park Managed Futures Strategy Fund
Astor Dynamic Allocation Fund
Astor Macro Alternative Fund
Astor Sector Allocation Fund
Eagle MLP Strategy Fund

Post-Effective Amendment No. 958, 968 & 976 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Grant Park Multi Alternative Strategies Fund, Grant Park Managed Futures Strategy Fund, Astor Dynamic Allocation Fund, Astor Macro Alternative Fund, Astor Sector Allocation Fund and Eagle MLP Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Grant Park Multi Alternative Strategies Fund	958	0001580642-17-002213	April 7, 2017
Grant Park Managed Futures Strategy Fund	958	0001580642-17-002213	April 7, 2017
Astor Dynamic Allocation Fund	968	0001580642-17-002837	May 5, 2017
Astor Macro Alternative Fund	968	0001580642-17-002837	May 5, 2017
Astor Sector Allocation Fund	968	0001580642-17-002837	May 5, 2017

Eagle MLP Strategy Fund	976	0001580642-17-002976	May 12, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary